CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accrued Expenses and Other Current Liabilities (Details) - Vimeo Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses and Other Current Liabilities
Accrued employee compensation and benefits		$ 18,881	$ 9,090
Accrued hosting fees		4,953	10,741
Other		23,598	23,456
Total accrued expenses and other current liabilities	$ 40,102	$ 47,432	$ 43,287